Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates
Investments in Unconsolidated Affiliates
The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2013	December 31, 2012
		(Millions)
Discovery Producer Services LLC	40%	$348	$223
Front Range Pipeline LLC	33.33%	134	—
Texas Express Pipeline	10%	96	41
Mont Belvieu Enterprise Fractionator	12.5%	26	19
Mont Belvieu 1 Fractionator	20%	16	14
CrossPoint Pipeline, LLC	50%	6	6
Other	Various	1	1
Total investments in unconsolidated affiliates		$627	$304

There was a deficit between the carrying amount of the investment and the underlying equity of Discovery of $28 million and $30 million at December 31, 2013 and December 31, 2012, respectively, which is associated with, and is being amortized over, the life of the underlying long-lived assets of Discovery.
There was an excess of the carrying amount of the investment over the underlying equity of Front Range of $4 million at December 31, 2013, which is associated with interest capitalized during the construction of the pipeline and will be amortized over the life of the underlying long-lived assets of Front Range pipeline.
There was an excess of the carrying amount of the investment over the underlying equity of Texas Express of $3 million and less than $1 million at December 31, 2013 and December 31, 2012, respectively, which is associated with interest capitalized during the construction of the pipeline and is being amortized over the life of the underlying long-lived assets of Texas Express.
There was a deficit between the carrying amount of the investment and the underlying equity of Mont Belvieu 1 of $5 million and $6 million at December 31, 2013 and December 31, 2012, respectively, which is associated with, and is being amortized over the life of the underlying long-lived assets of Mont Belvieu 1.
Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Mont Belvieu 1 Fractionator	$19	$6	$—
Mont Belvieu Enterprise Fractionator	14	5	—
Discovery Producer Services LLC	1	15	23
Texas Express	(1)	—	—
Total earnings from unconsolidated affiliates	$33	$26	$23

The following tables summarize the combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Statements of operations:
Operating revenue	$484	$293	$213
Operating expenses	$298	$190	$163
Net income	$186	$103	$50

	December 31, 2013	December 31, 2012
	(Millions)
Balance sheets:
Current assets	$182	$129
Long-term assets	2,678	1,288
Current liabilities	(276)	(75)
Long-term liabilities	(37)	(43)
Net assets	$2,547	$1,299